Equity accounted investments	12 Months Ended
Jun. 30, 2018
Equity accounted investments
Equity accounted investments

20Equity accounted investments

	2018	2017
for the year ended 30 June	Rm	Rm
Amounts recognised in the statement of financial position:
Investments in joint ventures and associates	10 991	11 813

	2018	2017
for the year ended 30 June	Rm	Rm
Business segmentation
 Mining	1	1
 Energy	9 667	8 603
 Base Chemicals	1 164	3 038
 Performance Chemicals	16	14
 Group Functions	143	157

Total carrying value of equity accounted investments	10 991	11 813

	2018	2017	2016
for the year ended 30 June	Rm	Rm	Rm
Amounts recognised in the income statement:
Share of profits of equity accounted investments, net of tax	1 443	1 071	509
share of profits	1 454	1 085	522
remeasurement items	(11)	(14)	(13)

Amounts recognised in the statement of cash flows:
Dividends received from equity accounted investments	1 702	1 539	887

There are no significant restrictions on the ability of the joint ventures or associate to transfer funds to Sasol Limited in the form of cash dividends or repayment of loans or advances.

Impairment testing of equity accounted investments

Based on impairment indicators at each reporting date, impairment tests in respect of investments in joint ventures and associates are performed. The recoverable amount of the investment is compared to the carrying amount, as described in note 9, to calculate the impairment.

At 30 June 2018, we reversed the impairment on our investment in Escravos GTL based on improved operational and cost performance and a slightly better oil price outlook (Refer note 9).

At 30 June, the group’s interest in equity accounted investments and the total carrying values were:

	Country of		Interest	2018	2017
Name	incorporation	Nature of activities	%	Rm	Rm
Joint ventures
ORYX GTL Limited	Qatar	GTL plant	49	8 179	7 480
Sasol Huntsman GmbH & co KG	Germany	Manufacturing of chemical products	50	893	925
Petronas Chemicals LDPE Sdn Bhd*	Malaysia	Manufacturing and marketing of low-density polyethylene pellets	—	—	566
Sasol Dyno Nobel (Pty) Ltd	South Africa	Manufacturing and distribution of explosives	50	271	246
Sasol Chevron Holdings Limited	Bermuda	Marketing of Escravos GTL products	50	311	255
Associates
Petronas Chemicals Olefins Sdn Bhd*	Malaysia	Ethane and propane gas cracker	—	—	1 301
Escravos GTL (EGTL)**	Nigeria	GTL plant	10	1 027	757
Other equity accounted investments			Various	310	283

Carrying value of investments				10 991	11 813

*On 14 March 2018 the sale of our investment in Petronas Chemicals LDPE Sdn Bhd and Petronas Chemicals Olefins Sdn Bhd was concluded. This resulted in a net profit on disposal of R370 million. The foreign currency translations reserve of R494 million relating to the equity accounted investments was reclassified from equity to profit and loss on the same date.

**Although the group holds less than 20% of the voting power of EGTL, the group has significant influence with regards to the management and technical support to the plant.

Summarised financial information for the group’s share of equity accounted investments which are not material***

	2018	2017
for the year ended 30 June	Rm	Rm
Operating profit	419	449
Profit before tax	427	464
Taxation	(152)	(232)

Profit and total comprehensive income for the year	275	232

***The financial information provided represents the group’s share of the results of the equity accounted investments.

	2018	2017
Capital commitments relating to equity accounted investments	Rm	Rm

Capital commitments, excluding capitalised interest, include all projects for which specific board approval has been obtained up to the reporting date. Projects still under investigation for which specific board approvals have not yet been obtained are excluded from the following:

Authorised and contracted for	536	292
Authorised but not yet contracted for	623	573
Less: expenditure to the end of year	(266)	(281)

	893	584

Areas of judgement:

Joint ventures and associates are assessed for materiality in relation to the group using a number of factors such as investment value, strategic importance and monitoring by those charged with governance.

ORYX GTL is considered to be material as it is closely monitored and reported on to the decision makers and is considered to be a strategically material investment.

Summarised financial information for the group’s material equity accounted investments

In accordance with the group’s accounting policy, the results of joint ventures and associates are equity accounted. The information provided below represents the group’s material joint venture. The financial information presented includes the full financial position and results of the joint venture and includes intercompany transactions and balances.

	Joint venture
	ORYX GTL Limited
	2018	2017
for the year ended 30 June	Rm	Rm
Summarised statement of financial position
Non-current assets	12 202	12 642
Current assets	6 640	4 288

Total assets	18 842	16 930

Other non-current liabilities	360	359
Deferred tax liability	9	41
Other current liabilities	1 036	1 171
Tax payable	436	25

Total liabilities	1 841	1 596

Net assets	17 001	15 334

Summarised income statement
Profit before tax	3 666	1 782
Taxation	(628)	1

Profit and total comprehensive income for the year	3 038	1 783

The group’s share of profits of equity accounted investment	1 168	839
49% share of profit before tax	1 796	873
Taxation*	(628)	(34)

Reconciliation of summarised financial information
Net assets at the beginning of the year	15 334	17 596
Profit before tax for the year	3 666	1 782
Taxation*	(628)	1
Foreign exchange differences	839	(2 017)
Dividends paid	(2 210)	(2 028)

Net assets at the end of the year	17 001	15 334

Carrying value of equity accounted investment	8 179	7 480
49% share of net assets, excluding taxation	8 331	7 546
100% share of tax liabilities*	(152)	(66)

*

The group participates in the joint venture’s net assets (before tax) and pre-tax profits at 49%. With effect from 29 April 2017, as a result of change in tax regulations in Qatar, tax is levied only on Sasol’s share of profits and as a result any tax liability included in ORYX GTL’s results is included at 100% in our equity-accounted share of the joint venture’s financial results.

The year-end for ORYX GTL Limited is 31 December, however the group uses the financial information at 30 June.

The carrying value of the investment represents the group’s interest in the net assets thereof.

Contingent liabilities

There were no contingent liabilities at 30 June 2018 relating to our joint ventures or associates.

Accounting policies:

The financial results of associates and joint ventures are included in the group’s results according to the equity method from acquisition date until the disposal date. Under the equity method, investments in associates and joint ventures are recognised initially at cost. Subsequent to the acquisition date, the group’s share of profits or losses of associates and joint ventures is charged to the income statement as equity accounted earnings and its share of movements in equity reserves is recognised as other comprehensive income or equity as appropriate. A joint venture is a joint arrangement in which the parties have joint control with rights to the net assets of the arrangement. An associate is an entity, other than a subsidiary, joint venture or joint operation, in which the group has significant influence, but no control or joint control, over financial and operating policies. Associates and joint ventures whose financial year-ends are within three months of 30 June are included in the consolidated financial statements using their most recently audited financial results. Adjustments are made to the associates’ and joint ventures financial results for material transactions and events in the intervening period.